T. Rowe Price Institutional Africa & Middle East Fund
T. Rowe Price Institutional Concentrated International Equity Fund
T. Rowe Price Institutional Emerging Markets Equity Fund
T. Rowe Price Institutional Global Equity Fund
T. Rowe Price Institutional Global Large-Cap Equity Fund
T. Rowe Price Institutional International Core Equity Fund
T. Rowe Price Institutional International Growth Equity Fund

Supplement to prospectus

For the Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Equity, and Institutional International Growth Equity Funds, the first paragraph under Management in each funds summary in
Section 1 is deleted and replaced with the following:

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price) Investment Sub-Adviser T. Rowe Price International Ltd (T. Rowe
Price International)

For the Institutional Global Equity, Institutional Global Large-Cap Equity, and Institutional International Core Equity Funds, the first paragraph under Management in each funds summary in Section 1 is deleted and replaced with the following:

Investment Adviser  T. Rowe Price Associates, Inc. (T. Rowe Price)

The information under Investment Adviser in Section 3 is deleted and replaced with the following:

T. Rowe Price is each funds investment adviser and oversees the selection of each funds investments and management of each funds portfolio. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2010, T. Rowe Price and its affiliates managed approximately $439.7 billion for more than 11 million individual and institutional investor accounts.

With respect to the Africa & Middle East, Concentrated
International Equity, Emerging Markets Equity, and International
Growth Equity Funds, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International under which T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of the fund. T. Rowe Price International is an investment adviser registered or licensed with the SEC, United Kingdom Financial Services Authority, Financial Services Agency of Japan, and other non-U.S. regulatory authorities. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to investment companies and other Institutional investors.

T. Rowe Price International is headquartered in London and has several branch offices around the world. T. Rowe Price International is a direct subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ,
United Kingdom. Pursuant to the funds sub-advisory agreements, T. Rowe Price may pay T. Rowe Price International up to 60% of the management fee that T. Rowe Price receives from a fund.

 The date of this supplement is January 3, 2011.    C100-041    1/3/11
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T. Rowe Price Institutional Emerging Markets Bond Fund
T. Rowe Price Institutional International Bond Fund

Supplement to prospectus dated May 1, 2010

On page 4, the first paragraph under Management for the Institutional Emerging Markets Bond Fund is deleted and replaced with the following:

Investment Adviser  T. Rowe Price Associates, Inc. (T. Rowe Price)

On page 10, the first paragraph under Management for the Institutional International Bond Fund is deleted and replaced with the following:

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price) Investment Sub-Adviser T. Rowe Price International Ltd (T. Rowe
Price International)

On page 24, the information under Investment Adviser is deleted and replaced with the following:

T. Rowe Price is each funds investment adviser and oversees the selection of each funds investments and management of each funds portfolio. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for
T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2010, T. Rowe Price and its affiliates managed approximately $439.7 billion for more than 11 million individual and institutional investor accounts.

With respect to the International Bond Fund, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price
International under which T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of the fund.

T. Rowe Price International is an investment adviser registered or licensed with the SEC, United Kingdom Financial Services Authority, Financial Services Agency of Japan, and other non-U.S. regulatory authorities. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to investment companies and other Institutional investors.
T. Rowe Price International is headquartered in London and has several branch offices around the world. T. Rowe Price International is a direct subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom.

T. Rowe Price may pay T. Rowe Price International up to 60% of the management fee that T. Rowe Price receives from the International Bond Fund.

The date of this supplement is January 3, 2011.    C101-041  1/3/11